[IMAGE OF L. ROY PAPP]







                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                                 A No-Load Fund




                                  ANNUAL REPORT
                                December 31, 2001







                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                           --------------
                                                   Web: http://www.roypapp.com
                                                        ----------------------

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                 IN PAPP SMALL & MID-CAP GROWTH FUND, INC. AND
 RUSSELL 2000 STOCK INDEX THROUGH DECEMBER 31, 2001 AVERAGE ANNUAL TOTAL RETURN


             AVERAGE ANNUAL TOTAL RETURN
                         1 Year   Since Inception
Papp Small & Mid-Cap
  Growth Fund             1.13%            17.21%
Russell 2000
  Stock Index             2.49%             9.17%


Year        Papp Small & Mid-Cap Growth Fund    Russell 2000 Stock Index
12/15/98    10                                  10
1998        10.8                                10.837
1999        12.21                               13.14
2000        16.03                               12.74
2001        16.212                              13.06



            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE
--------------------------------------------------------------------------------
The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This Fund's performance is measured against that of the Russell 2000 Stock Index, an unmanaged, weighted index that includes stocks of 2000 smaller U.S. companies, with dividends reinvested.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.


Dear Fellow Shareholder:

The only recognized index to actually show a gain in 2001 was the Russell 2000 Index which on a total return basis was up 2.49%. Our Fund was up 1.13%. Over the three plus years that we have been in existence, however, our record far surpasses that of the Russell 2000. We are up, as the chart on the opposite page shows, 62.13% while the Russell Index is up 30.61%.

The reasons for this disparity are based on our fundamental investment philosophy. We have always insisted that our companies be real in the sense that they have a good product line as well as a rather consistent record of increases in both sales and earnings. A number of our competitors, on the other hand, follow the herd and speculate in the hot stocks of the moment. Especially in 2000, these included the dot.com and other momentum stocks which eventually tanked because they had sales but no earnings.

Our securities portfolio continues to be very well diversified. We own retail companies such as discount department stores and restaurants, for profit higher education institutions, a number of financial service companies ranging from mutual fund operations to asset administration services, dental supply companies, advertising agencies, and software developers. All of them fill a very specific niche or serve as a support specialist to a given industry.

Of course, we do have disappointments from time to time. This is particularly true when economic conditions are questionable because a number of our companies are subject to cancellations or extensions in delivery times. We attempt to offset these disappointments by having a diversified investment portfolio consisting of a relatively large number of companies in a substantial number of industries.

We intend to continue investing as we have in the past. We will provide careful research and make certain, to the best of our ability, that the companies in which we invest provide the long-term growth opportunities for which we look. We intend to avoid those "hot" areas where the momentum people place their bets, especially when the fundamentals do not justify our participation.

In our judgment, a combination of intensive research, the avoidance of major investments in any one stock, and wide industry diversification will provide the climate under which our good performance can, over time, continue.

                                                           Best regards



                                                           L. Roy Papp, Chairman
                                                           February 1, 2002


PAPP SMALL & MID-CAP GROWTH FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2001
                                                                                       Number               Fair
                                  Common Stocks                                     of Shares              Value
----------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (13.9%)
  Bisys Group *
    (Provider of administration and information services
    to the financial services industry)                                                 5,000         $  319,950
  Concord EFS, Inc.*
    (Electronic transaction authorization, processing, and settlement services)         9,500            311,410
  DST Systems, Inc.*
    (Provides data processing, billing and outsourcing services to customers in the financial services, utility and
    telecommunications industries)                                                      2,000             99,700
  Fiserv, Inc.*
    (Provides data processing, information management and
     outsourcing services)                                                              5,000            211,600
  Investors Financial Services Corporation
     (Provides asset administration services to the financial
     services industry)                                                                 3,500            231,735
  SEI Corporation
    (Provider of trust management and accounting services,
    mutual fund and distribution services, and investment
    management services)                                                                4,000            180,440
                                                                                                      ----------
                                                                                                       1,354,835
                                                                                                      ----------
INDUSTRIAL SERVICES (12.8%)
  Catalina Marketing Corporation*
    (Provider of targeted marketing products and services to packaged
    goods companies and retailers)                                                      6,000            208,200
  Cintas Corporation
    (Uniform and textile rental company)                                                3,500            169,365
  Expeditors International of Washington, Inc.
    (International air freight forwarding)                                              4,500            256,275
  Forrester Research *
    (Provider of strategic technology research)                                         5,700            114,798
  Harte-Hanks, Inc.
    (Diversified marketing services provider)                                          10,000            281,700
  WPP Group PLC
    (Worldwide advertising agencies)                                                    4,089            220,397
                                                                                                      ----------
                                                                                                       1,250,735
                                                                                                      ----------
HEALTH CARE SERVICES (8.2%)
  Express Scripts, Inc.*
    (Independent pharmacy benefit manager)                                              6,500            303,940
  IMS Health, Inc.
    (Provider of information solutions and market
    research to pharmaceutical industry)                                               11,000            214,610
  Patterson Dental Company *
    (Distributor of dental supplies in the U.S. and Canada)                             7,000            286,510
                                                                                                      ----------
                                                                                                         805,060
                                                                                                      ----------

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.

                                       4


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001
                                                                                       Number               Fair
                            Common Stocks (continued)                               of Shares              Value
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & EQUIPMENT (7.3%)
  KLA-Tencor Corporation *
    (Designs and produces wafer inspection and process control
    equipment for the semiconductor industry)                                           4,300           $213,108
  Novellus Systems, Inc.*
    (Designs and manufactures semiconductor fabrication equipment)                      5,500            216,975
  Semtech Corporation*
    (Designs analog and mixed signal semiconductors)                                    8,000            285,520
                                                                                                      ----------
                                                                                                         715,603
                                                                                                      ----------

INVESTMENT MANAGEMENT (6.5%)
  Federated Investors
    (Major U.S. investment management company)                                         10,000            318,800
  T. Rowe Price Associates, Inc.
    (No-load mutual fund company)                                                       9,000            312,570
                                                                                                      ----------
                                                                                                         631,370
                                                                                                      ----------

INSTRUMENTS & TESTING (6.5%)
  National Instruments Corporation *
    (Supplier of computer based instrumentation products)                               6,500            243,490
  Waters Corporation*
    (Manufacturer of high performance instruments
    used for life sciences research)                                                   10,000            387,500
                                                                                                      ----------
                                                                                                         630,990
                                                                                                      ----------
CONSUMER PRODUCTS (6.2%)
  American Italian Pasta Corporation *
    (North American producer of private label pasta)                                    6,000            252,180
  Clorox Company
    (Manufacturer of bleach and other consumer products)                                9,000            355,950
                                                                                                      ----------
                                                                                                         608,130
                                                                                                      ----------
EDUCATIONAL PROVIDERS (5.4%)
  Apollo Group, Inc.*
    (Provider of higher education programs for working adults)                          6,000            270,060
  DeVry, Inc.*
    (Owns and operates post-secondary, technical education institutions)                9,000            256,050
                                                                                                      ----------
                                                                                                         526,110
                                                                                                      ----------
MEDICAL PRODUCTS (5.4%)
  Dentsply International, Inc.
    (Manufacturer of dental consumables and dental equipment)                           6,000            301,200
  Stryker Corporation
    Developer and manufacturer of surgical and medical devices)                         3,800            221,806
                                                                                                      ----------
                                                                                                         523,006
                                                                                                      ----------
ELECTRONIC EQUIPMENT (5.3%)
  American Power Conversion Corporation *
    (Producer of uninterruptible power supply products)                                 6,000             86,760
  Molex, Inc.
    (Supplier of interconnection products)                                             10,300            278,615

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.

                                       5


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001
                                                                                       Number               Fair
                            Common Stocks (continued)                               of Shares              Value
----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT (CONTINUED)
  Symbol Technologies, Inc.
    (Manufacturer of bar code based mobile computing systems)                           9,825         $  156,021
                                                                                                      ----------
                                                                                                         521,396
                                                                                                      ----------
SOFTWARE (5.2%)
  Advent Software, Inc. *
    (Develops and markets portfolio software for the investment
    management industry)                                                                5,000            249,750
  SunGard Data Systems, Inc. *
    (Develops software for investment support systems)                                  8,800            254,584
                                                                                                      ----------
                                                                                                         504,334
                                                                                                      ----------
SPECIALTY RETAILING (3.9%)
  BJ's Wholesale Club, Inc.*
    (Owns and operates discount warehouse clubs in Eastern U.S.)                        2,500            110,250
  Family Dollar Stores, Inc.
    (Self-service discount store chain)                                                 9,000            269,820
                                                                                                      ----------
                                                                                                         380,070
                                                                                                      ----------
RESTAURANTS (3.5%)
  Brinker International, Inc.*
    (Owns, operates, and franchises casual dining restaurants)                         11,450            340,752
                                                                                                      ----------

BIOTECHNOLOGY (3.4%)
  Techne Corporation*
    (Producer of biotechnology products)                                                9,000            331,650
                                                                                                      ----------

TELECOMMUNICATIONS (3.0%)
  ADC Telecommunications, Inc. *
    (Manufacturer and developer of data and voice networking products)                 14,000             64,400
  Plantronics, Inc. *
    (Manufactures lightweight telephone headsets)                                       9,000            230,760
                                                                                                      ----------
                                                                                                         295,160
                                                                                                      ----------
BROADCASTING AND PUBLISHING (1.9%)
  Saga Communications, Inc.*
    (Owns/operates radio and television stations)                                       9,000            186,300
                                                                                                      ----------

TOTAL COMMON STOCKS - 98.4%                                                                            9,605,501
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.6%                                                           158,821
                                                                                                      ----------
NET ASSETS - 100%                                                                                     $9,764,322
                                                                                                      ==========
NET ASSET VALUE PER SHARE
(Based on 419,513 shares outstanding at December 31, 2001)                                            $    23.28
                                                                                                      ==========

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.


                                       6


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                     ASSETS

Investment in securities at fair value (original
  cost $7,449,385 at December 31, 2001) (Note 1)                    $ 9,605,501
Cash                                                                    155,150
Dividends and interest receivable                                         3,671
                                                                    -----------
               Total assets                                         $ 9,764,322
                                                                    ===========



                                   NET ASSETS

Paid-in capital                                                     $ 7,876,916
Accumulated undistributed net investment loss                          (107,565)
Accumulated undistributed net realized loss on investments sold        (161,145)
Net unrealized appreciation on investments                            2,156,116
                                                                    -----------
               Net assets applicable to Fund shares outstanding     $ 9,764,322
                                                                    ===========


Fund shares outstanding                                                 419,513
                                                                    ===========

Net Asset Value Per Share                                           $     23.28
                                                                    ===========



    The accompanying notes are an integral part of this financial statement.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                    2001           2000
                                                             -----------    -----------
INVESTMENT INCOME:
  Dividends                                                  $    21,955    $    14,555
  Interest                                                         9,145          5,469
  Foreign taxes withheld                                            (108)          --
                                                             -----------    -----------
               Total investment income                            30,992         20,024
                                                             -----------    -----------

EXPENSES:
  Management fee (Note 3)                                         80,072         55,325
  Filing fees                                                     29,188         22,355
  Auditing fees                                                   12,750         10,200
  Custody fees                                                     5,543          8,091
  Legal Fees                                                       5,026          6,626
  Directors' attendance fees                                       1,200          1,100
  Transfer agent fees (Note 3)                                     1,200           --
  Printing and postage fees                                          952            955
                                                             -----------    -----------
               Total expenses                                    135,931        104,652
                                                             -----------    -----------

  Less fees waived by adviser (Note 3)                           (35,841)       (35,495)
                                                             -----------    -----------

               Net expenses                                      100,090         69,157
                                                             -----------    -----------

Net investment loss                                              (69,098)       (49,133)
                                                             -----------    -----------

REALIZED AND UNREALIZED (LOSS)/ GAIN
  ON INVESTMENTS:
  Proceeds from sale of securities                               827,323      2,217,826
  Cost of securities sold                                       (988,468)    (1,895,326)
                                                             -----------    -----------
      Net realized (loss)/gain on investments sold              (161,145)       322,500

      Net change in unrealized appreciation on investments       383,907      1,122,355
                                                             -----------    -----------

Net realized and unrealized gain on investments                  222,762      1,444,855
                                                             -----------    -----------

INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                  $   153,664    $ 1,395,722
                                                             ===========    ===========


   The accompanying notes are an integral part of these financial statements.

                                       8


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                 2001           2000
                                                          -----------    -----------
FROM OPERATIONS:
   Net investment loss                                    $   (69,098)   $   (49,133)
   Net realized (loss)/gain on investments sold              (161,145)       322,500
   Net change in unrealized appreciation on investments       383,907      1,122,355
                                                          -----------    -----------

       Increase in net assets resulting from
       operations                                             153,664      1,395,722
                                                          -----------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold
                                                                 --         (285,542)
                                                          -----------    -----------

        Decrease in net assets resulting from
        distributions to shareholders                            --         (285,542)
                                                          -----------    -----------

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                             3,065,195      1,344,920
   Net asset value of shares issued to shareholders
        in reinvestment of net investment income and
        net realized gain on investment securities sold          --          250,874
   Payments for redemption of shares                         (216,684)      (269,326)
                                                          -----------    -----------

        Increase in net assets resulting
        from shareholder transactions                       2,848,511      1,326,468
                                                          -----------    -----------

Total increase in net assets                                3,002,175      2,436,648
                                                          -----------    -----------

Net assets at beginning of the period                       6,762,147      4,325,499
                                                          -----------    -----------

Net assets at end of period                               $ 9,764,322    $ 6,762,147
                                                          ===========    ===========


   The accompanying notes are an integral part of these financial statements.


                                       9


                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001




(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Small & Mid-Cap Growth Fund, Inc. (the Fund) was incorporated on September 15, 1998 and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 15, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of small and mid-capitalization companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

          FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

At December 31, 2001, the capital loss carryforward for U.S. Federal income tax purposes is $161,145. This amount was incurred during 2001 and, as such, will expire December 31, 2009. The Fund may offset future capital gains with this capital loss carryforward.

          RECLASSIFICATIONS

Certain reclassifications have been made to the prior year statements to conform with current year presentation.


(2)       DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On December 27, 2000, a distribution was declared from net realized long-term capital gains of approximately $1.0434 a share aggregating $285,542. The distribution was paid on December 29, 2000, to shareholders of record on December 27, 2000.

There were no [significant] differences between the book basis and tax basis of distributions for the year ended December 31, 2000.


(3)       TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $35,841 and $35,495 was required in 2001 and 2000, respectively. The Fund incurred fees of $1,200 in 2001 from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)      PURCHASES AND SALES OF SECURITIES:

For the years ended December 31, 2001 and 2000, investment transactions excluding short-term investments were as follows:

                                              2001                 2000
                                        ----------           ----------
        Purchases, at cost              $3,606,034           $3,134,055
        Sales                           $  827,323           $2,217,826

(5)   CAPITAL SHARE TRANSACTIONS:

At December 31, 2001, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                                      Proceeds           Shares
                                                   -----------          -------
Year ended December 31, 2001
            Shares issued                          $ 3,065,195          135,472
            Distributions reinvested                      --               --
            Shares redeemed                           (216,684)          (9,661)
                                                   -----------          -------
                 Net increase                      $ 2,848,511          125,811
                                                   ===========          =======

Year ended December 31, 2000
            Shares issued                          $ 1,344,920           58,769
            Distributions reinvested                   250,874           10,675
            Shares redeemed                           (269,325)         (11,930)
                                                   -----------          -------
                 Net increase                      $ 1,326,469           57,514
                                                   ===========          =======


 (6)  UNREALIZED APPRECIATION:

For the years ended December 31, 2001 and 2000 unrealized appreciation of portfolio securities for both financial statement and Federal income tax purposes is as follows:

                                                          2001             2000
                                                    ----------       ----------
     Fair value                                     $9,605,501       $6,604,028
     Original cost                                  (7,449,385)      (4,831,819)
                                                    ----------       ----------

          Net unrealized appreciation               $2,156,116       $1,772,209
                                                    ==========       ==========

As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost totaled $2,377,328 and gross unrealized losses on investments in which cost exceeded fair value totaled $221,212.

As of December 31, 2000, gross unrealized gains on investments in which fair value exceeded cost totaled $2,068,024 and gross unrealized losses on investments in which cost exceeded fair value totaled $295,815.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the average of the daily net assets of the Fund.

                                                                                     Period Ended
                                                Year ended December 31,              December 31,
                                        2001              2000             1999           1998(A)
Net asset value, beginning
   of period                      $    23.02        $    18.31        $    16.20       $    15.00
Income from operations:
      Net investment loss              (0.12)            (0.14)            (0.14)              --
      Net realized and unrealized
        gain on investments             0.38              5.89              2.25             1.20
                                  ----------        ----------        ----------       ----------

            Total from operations       0.26              5.75              2.11             1.20

Less Distributions:
   Dividend from investment
      income                              --                --                --               --
   Distribution of net realized
      gain                                --             (1.04)               --               --
                                  ----------        ----------        ----------       ----------

            Total distributions           --             (1.04)               --               --
                                  ----------        ----------        ----------       ----------

Net asset value, end of period    $    23.28        $    23.02        $    18.31       $    16.20
                                  ==========        ==========        ==========       ==========

            Total return               1.13%            31.32%            13.04%            8.00%
                                  ==========        ==========        ==========       ==========

Ratios/Supplemental Data:
   Net assets, end of period      $9,764,322        $6,762,147        $4,325,499       $1,566,225
   Expenses to average
      net assets (B)                   1.25%             1.25%             1.25%            1.25%*
   Investment income to
      average net assets (C)           0.39%             0.36%             0.32%            1.01%*
   Portfolio turnover rate            10.57%            40.42%            53.07%            0.00%*


*    Annualized

(A)  From the date of commencement of operations (December 15, 1998).

(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.69%, 1.89%, 1.68% and 1.56% for the periods ended December 31, 2001, 2000, 1999 and 1998 respectively.

(C) Computed giving effect to investment adviser's expense limitation undertaking.


                                       13


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Board of Directors and Shareholders of Papp Small & Mid-Cap Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Papp Small & Mid-Cap Growth Fund, Inc., (the Fund) including the schedule of portfolio investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ending December 31, 2001 and for the period from commencement of operations (December 15, 1998) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Papp Small & Mid-Cap Growth Fund, Inc. as of December 31, 2001, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ending December 31, 2001 and for the period from commencement of operations (December 15, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Arthur Andersen LLP
                                                      Los Angeles, California
                                                      January 17, 2002

Management of the Fund

         The Board of Directors has overall responsibility for the conduct of the Fund's affairs. Directors hold office until the next meeting of shareholders called for the election of directors and until their successors are elected and qualified. The Fund is not required to hold meetings of shareholders. The Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. Shareholders may remove a director, with or without cause, by the vote of a majority of all the votes entitled to be cast for the election of directors.

         The names of the directors and officers of the Fund, the date each was first elected or appointed to office, their principal business occupations during the last five years, the number of portfolios each oversees and other directorships they hold, are shown below.

                                        DATE FIRST                                            NUMBER OF
                                        ELECTED OR                                        PORTFOLIOS IN FUND
 NAME, POSITION(S) AND AGE AT            APPOINTED   PRINCIPAL OCCUPATION(S) DURING PAST  COMPLEX OVERSEEN BY     OTHER
       JANUARY 1, 2002                  TO OFFICE                 FIVE YEARS                   DIRECTOR      DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
Victoria S. Cavallero, CFA [43]            1998     Partner, L. Roy Papp &                      NA                NA
Vice President                                      Associates, LLP.

George D. Clark, Jr., CFA [62]             1998     Partner, L. Roy Papp &                      NA                NA
Vice President                                      Associates, LLP.

Jeffrey N. Edwards, CFA[43]                1998     Partner, L. Roy Papp &                      NA                NA
Vice President                                      Associates, LLP.

Julie A. Hein, [39]                        1998     Partner, L. Roy Papp &                      NA                NA
Vice President and                                  Associates, LLP.
Assistant Treasurer

Jane E. Couperus, CFA [32]                 2001     Partner, L. Roy Papp &                      NA                NA
Vice President                                      Associates, LLP since 2001; prior
                                                    thereto, Associate, L. Roy Papp &
                                                    Associates, LLP since 1997.

John L. Stull, CFA [37]                    2001     Partner, L. Roy Papp &                      NA                NA
Vice President                                      Associates, LLP since 2001; prior
                                                    thereto, Associate, L. Roy Papp &
                                                    Associates, LLP since 1997 and
                                                    Financial Analyst, Finova Capital
                                                    Group.

Russell A. Biehl, [38]                     2001     Partner, L. Roy Papp &                      NA                NA
Vice President                                      Associates, LLP since 2001; prior
                                                    thereto, Associate, L. Roy Papp &
                                                    Associates, LLP since 1998 and
                                                    Portfolio Manager, Harris Trust
                                                    Bank.

                                       15

                                        DATE FIRST                                            NUMBER OF
                                        ELECTED OR                                        PORTFOLIOS IN FUND
 NAME, POSITION(S) AND AGE AT            APPOINTED   PRINCIPAL OCCUPATION(S) DURING PAST  COMPLEX OVERSEEN BY     OTHER
       JANUARY 1, 2002                  TO OFFICE                 FIVE YEARS                   DIRECTOR      DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE INTERESTED PERSONS OF THE FUND:
L. Roy Papp,* [74]                        1998      Partner, L. Roy Papp &                     Five              None
Chairman and Director                               Associates, LLP.

Harry A. Papp, CFA *+  [47]               1998      Partner, L. Roy Papp &                     Five              None
President and Director                              Associates, LLP.

Robert L. Mueller,* [73]                  1998      Partner, L. Roy Papp &                     Five              None
Vice President, Secretary and                       Associates, LLP.
Director

Rosellen C. Papp, CFA *+  [47]            1998      Partner, L. Roy Papp &                     Five              None
Vice President, Treasurer and                       Associates, LLP.
Director

Bruce C. Williams, CFA * [48]             1998      Partner, L. Roy Papp &                     Five              None
Vice President and Director                         Associates, LLP.

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND:

James K. Ballinger, [50]                  1998      Director, Phoenix Art Museum               Five              None
Director

Amy S. Clague, [67]                       1998      Private investor since 2000;               Five              None
Director                                            prior thereto, Partner, Boyd and
                                                    Clague, bookkeeping services.

Carolyn P. O'Malley, [52]                 1998      Executive Director, Dorrance               Three             None
Director                                            Family Foundation since 2001;
                                                    prior thereto, Director, Desert
                                                    Botanical Garden.

----------------

* Messrs. L. Roy Papp, Harry A. Papp, Robert L. Mueller and Bruce C. Williams and Ms. Rosellen C. Papp are "interested persons" of the Funds, as defined in the Investment Company Act of 1940, because they are Partners of the Adviser.

+ Harry A. Papp is the son of L. Roy Papp and Rosellen C. Papp is the daughter-in-law of L. Roy Papp.
----------------

     The address of Messrs. L. Roy Papp, Harry A. Papp, Robert L. Mueller, Bruce
C. Williams and Ms. Rosellen C. Papp and each of the officers, is 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016; the address of Mr. Ballinger is 322 W. Holly Street, Phoenix, Arizona 85003; the address of Mrs. Clague is 326 East Kaler Drive, Phoenix, Arizona 85020; and the address of Mrs. O'Malley is 4438 E. Camelback Road #155, Phoenix, Arizona 85018.

     The Statement of Additional Information includes additional information about the directors and officers. You may obtain a free copy of the Statement of Additional Information by calling toll-free (800) 421-4004.

     This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.

                                       16